GENERAL (Discontinued Operations) (Details) $ in Thousands		12 Months Ended
	Sep. 17, 2014 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Residential Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of residential condominium units sold	11
Cash received from sale of discontinued operations	$ 6,411
Video Activity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of discontinued operations		$ 8,000
Liabilities:
Other accounts payable and accrued expenses			$ 2,109	$ 2,153
Total liabilities			$ 2,109	$ 2,153